Financial risk management (Details 2) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At December
Payables to third parties	R$ 2,975,297	R$ 3,080,569	R$ 1,304,031
Trade payables	119,155	92,444	61,719
Borrowings		0	205,204
Dividends payable and interest on own capital		0	22,243
Other payables	26,652	15,872
Due within 30 days
At December
Payables to third parties	2,759,059	2,890,080	1,228,922
Trade payables	103,868	81,152	54,125
Due within 31 to 120 days
At December
Payables to third parties	150,703	133,070	60,396
Trade payables	8,980	6,032	4,827
Trade payables to related parties	44,973
Borrowings			208,374
Due within 121 to 180 days
At December
Payables to third parties	35,515	31,081	10,152
Trade payables	1,894	1,740	63
Due within 181 to 360 days
At December
Payables to third parties	30,020	26,338	4,561
Trade payables	2,055	1,083	2,704
Trade payables to related parties		39,101	76,249
Dividends payable and interest on own capital			22,243
Other payables	23,028	15,872	R$ 15,244
Due to 361 days or more days
At December
Trade payables	2,358	R$ 2,437
Other payables	R$ 3,624